Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current:
Cash and cash equivalents	$ 29,759,000	$ 37,540,000
Cryptocurrencies	712,000	540,000
Accounts receivable	245,000	263,000
Prepaid expenses and other current assets	6,554,000	2,015,000
Total current assets	37,270,000	40,358,000
Property and equipment:
Furniture and fixtures	635,000	618,000
Leasehold improvements	172,000	172,000
Kiosk machines—owned	24,222,000	15,234,000
Kiosk machines—leased	20,524,000	36,591,000
Vehicles	0	17,000
Total property and equipment	45,553,000	52,632,000
Less: accumulated depreciation	(20,699,000)	(13,976,000)
Total property and equipment, net	24,854,000	38,656,000
Intangible assets, net	3,836,000	5,351,000
Goodwill	8,717,000	8,717,000
Operating lease right-of-use assets, net	484,000	302,000
Deposits	412,000	17,000
Deferred tax assets	1,804,000	0
Total assets	77,377,000	93,401,000
Current:
Accounts payable	8,337,000	8,119,000
Accrued expenses and other current liabilities	21,545,000	11,309,000
Notes payable	3,985,000	8,050,000
Income taxes payable	2,484,000	647,000
Deferred revenue	297,000	19,000
Operating lease liabilities, current portion	279,000	228,000
Current installments of obligations under finance leases	6,801,000	18,437,000
Other non-income tax payable	2,297,000	0
Total current liabilities	46,025,000	46,809,000
Long-term liabilities
Notes payable, non-current	17,101,000	29,522,000
Operating lease liabilities, non-current	319,000	247,000
Obligations under finance leases, non-current	2,848,000	6,140,000
Deferred income tax, net	846,000	1,239,000
Tax receivable agreement liability due to related party	865,000	0
Total Liabilities	68,004,000	83,957,000
Commitments and Contingencies (Note 24)
Stockholders' Equity and Member's Equity
Treasury stock	(279,000)	0
Additional paid-in capital	17,326,000	0
Accumulated deficit	(32,663,000)	0
Equity attributed to Legacy Bitcoin Depot	0	7,396,000
Accumulated other comprehensive loss	(203,000)	(182,000)
Total Stockholders' (Deficit) Equity and Equity Attributable to Legacy Bitcoin Depot	(15,814,000)	7,214,000
Non-controlling interest
Equity attributable to non-controlling interests	25,187,000	2,230,000
Total Stockholders' Equity and Member's Equity	9,373,000	9,444,000
Total Liabilities and Stockholders' Equity and Member's Equity	77,377,000	93,401,000
Series A Preferred Stock [Member]
Stockholders' Equity and Member's Equity
Series A Preferred Stock, $0.0001 par value; 50,000,000 authorized, 3,125,000 shares issued and outstanding, at December 31, 2023	0	0
Common Class A [Member]
Stockholders' Equity and Member's Equity
Common stock	1,000	0
Class E Common Stock [Member]
Stockholders' Equity and Member's Equity
Common stock	0	0
Common Class B [Member]
Stockholders' Equity and Member's Equity
Common stock	0	0
Common Class M [Member]
Stockholders' Equity and Member's Equity
Common stock	0	0
Common Class O [Member]
Stockholders' Equity and Member's Equity
Common stock	0	0
Common Class V [Member]
Stockholders' Equity and Member's Equity
Common stock	$ 4,000	$ 0